THIS FILING LISTS A SECURITY HOLDING REPORTED ON THE FORM 13F FILED ON MAY 15, 2012, PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THAT REQUEST WAS DENIED ON MAY 25, 2012.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [X];   Amendment Number: 1
This Amendment (Check only one.):                [_]  is a restatement.
                                                 [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Hathaway Inc.
           -----------------------
Address:   3555 Farnam Street
           -----------------------
           Omaha, NE 68131
           -----------------------

           -----------------------
Form 13F File Number:  28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc D. Hamburg
           -----------------------
Title:     Senior Vice President
           -----------------------
Phone:     402-346-1400
           -----------------------

Signature, Place, and Date of Signing:

   (s) Marc D. Hamburg             Omaha, NE                 June 5, 2012
-------------------------   ------------------------   -------------------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name

28- 5194                    General Re - New England Asset Management, Inc.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                2
                                                       -------------------
Form 13F Information Table Entry Total:                           1
                                                       -------------------
Form 13F Information Table Value Total:             $         2,119
                                                       -------------------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.        FORM 13F FILE          NAME
                NUMBER
      1.        28-554                 Buffett, Warren E.
      2.        28-718                 Columbia Insurance Company

                            Berkshire Hathaway Inc.
                           Form 13F Information Table
                                 March 31, 2012

                                                                                                                 Voting Authority
                                                                                                               ---------------------
                                                                            Shares or
                                                              Market Value  Principal   Investment      Other
Name of Issuer                    Title of Class   CUSIP     (In Thousands)  Amount     Discretion    Managers   Sole    Shared None
Lee Enterprises, Incorporated     COM              523768109          2,119  1,655,125 Shared-Defined  1, 2    1,655,125      -    -
                                                                      =====